Segment disclosures - Summary of Sales and Non-current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of geographical areas [line items]
Total revenues	$ 236,692	$ 247,284
Total non-current assets	303,923	343,536
USA
Disclosure of geographical areas [line items]
Total revenues	224,101	231,540
Total non-current assets	299,041	338,079
Others
Disclosure of geographical areas [line items]
Total revenues	12,591	15,744
Total non-current assets	$ 4,882	$ 5,457